LEASE - Finance leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of finance leases
2021	$ 20,381	$ 22,706
2022	17,052	2,514
2023	16,272
Total future minimum lease payments	$ 53,705	$ 25,220